Segment Reporting - Segment Reporting Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019
Segment Reporting Information [Line Items]
Voyage revenues	$ 148,935	$ 149,655	$ 437,027	$ 452,459
Voyage expenses	(3,950)	(4,961)	(11,596)	(16,759)
Vessel operating expenses	(30,642)	(27,321)	(85,153)	(80,879)
Time-charter hire expenses	(5,980)	(5,336)	(17,270)	(14,007)
Depreciation and amortization	(32,601)	(34,248)	(96,869)	(103,712)
General and administrative expenses	(6,165)	(5,393)	(20,215)	(17,692)
Write-down of vessels	0	(785)	(45,000)	(785)
Restructuring charges	0	0	0	(2,976)
Income (loss) from vessel operations	69,597	71,611	160,924	215,649
Equity income (loss)	24,346	21,296	56,874	28,612
LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	138,953	137,212	409,345	416,867
Voyage expenses	(427)	286	(2,262)	(4,436)
Vessel operating expenses	(25,871)	(21,890)	(72,562)	(65,591)
Time-charter hire expenses	(5,980)	(5,336)	(17,270)	(14,007)
Depreciation and amortization	(30,658)	(32,249)	(91,816)	(97,074)
General and administrative expenses	(5,704)	(4,787)	(18,708)	(15,801)
Write-down of vessels		0	0	0
Restructuring charges				0
Income (loss) from vessel operations	70,313	73,236	206,727	219,958
Equity income (loss)	22,674	20,262	50,651	31,132
LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	9,982	10,846	27,682	28,864
Voyage expenses	(3,523)	(4,778)	(9,334)	(11,990)
Vessel operating expenses	(4,771)	(4,804)	(12,591)	(12,786)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	(1,943)	(1,991)	(5,053)	(5,942)
General and administrative expenses	(461)	(397)	(1,507)	(1,305)
Write-down of vessels		0	(45,000)	0
Restructuring charges				0
Income (loss) from vessel operations	(716)	(1,124)	(45,803)	(3,159)
Equity income (loss)	1,672	1,034	6,223	(2,520)
Conventional Tanker Segment
Segment Reporting Information [Line Items]
Number Of Vessels.					2
Voyage revenues	0	1,597	0	6,728
Voyage expenses	0	(469)	0	(333)
Vessel operating expenses	0	(627)	0	(2,502)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	0	(8)	0	(696)
General and administrative expenses	0	(209)	0	(586)
Write-down of vessels		(785)	0	(785)
Restructuring charges				(2,976)
Income (loss) from vessel operations	0	(501)	0	(1,150)
Equity income (loss)	0	0	0	0
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	148,935	$ 149,655	$ 437,027	$ 452,459
Voyage expenses	(3,950)
Vessel operating expenses	(30,642)
Time-charter hire expenses	(5,980)
Depreciation and amortization	(32,601)
General and administrative expenses	(6,165)
Income (loss) from vessel operations	69,597
Equity income (loss)	$ 24,346